Derivative and Hedging Activities - Derivative Instruments in Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Total derivatives	$ 282	$ (35)
Energy related derivative [Member]
Derivatives, Fair Value [Line Items]
Total derivatives	282	(35)
Not designated as hedging instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	282
Derivative liability, fair value, gross asset	0
Total derivatives	282
Not designated as hedging instrument [Member] | Commodity contract [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability		(35)
Derivative liability, fair value, gross asset		0
Total derivatives		(35)
Other current assets [Member] | Not designated as hedging instrument [Member] | Commodity contract [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	306	157
Derivative asset, fair value, gross liability	(104)	(130)
Total derivatives	202	27
Other noncurrent assets [Member] | Not designated as hedging instrument [Member] | Commodity contract [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	117
Derivative asset, fair value, gross liability	(41)
Total derivatives	76
Other current liabilities [Member] | Not designated as hedging instrument [Member] | Commodity contract [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(107)	(188)
Derivative liability, fair value, gross asset	104	130
Total derivatives	(3)	(58)
Other noncurrent liabilities [Member] | Not designated as hedging instrument [Member] | Commodity contract [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(41)	(4)
Derivative liability, fair value, gross asset	41	0
Total derivatives	0	$ (4)
Future natural gas prices [Member] | Other current assets [Member] | Not designated as hedging instrument [Member] | Energy related derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	7
Derivative asset, fair value, gross liability	0
Total derivatives	$ 7